Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024

Computers	12	10
Furniture and office equipment	14	14
Drones	234	52
Vehicles	33	25
Leasehold improvements	66	66
	359	167
Less - accumulated depreciation	(144)	(79)
Total property and equipment, net	215	88

In the years ended December 31, 2025 and 2024, depreciation expenses amounted to $68 and $29 respectively, and additional property and equipment were purchased for cash in an amount of $216 and $77 during the years ended December 31, 2025 and 2024, respectively. During 2025, the Company sold fixed assets with a cost of $24 and with accumulated depreciation in the amount of $3.